Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 7,897,791	$ 6,327,629	$ 7,249,222
Less: accumulated depreciation	(996,374)	(718,726)	(409,279)
Property, plant and equipment, net	6,901,417	5,608,903	6,839,943
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	4,638	4,638
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	99,505	94,530	156,701
Furniture And Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	271,798	271,798	275,606
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	17,280	17,280	15,400
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	943,464	943,464	1,219,056
Building Held for Leases [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	196,416	196,416
Laboratory And Temporary Units [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	1,364,748	1,364,748	1,362,760
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	1,190,655	1,190,655	3,576,130
Building [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	969,113
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 2,840,174	$ 2,244,100	$ 442,515